INCOME TAX - Schedule of net deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets net		$ 1,852,826	$ 1,158,463
Valuation allowance	$ (2,463,599)
Net deferred tax assets		1,852,826
Digital Health Acquisition Corp.
Deferred tax assets
Deferred tax assets net	0	0
Net operating loss carryforward	461,882	(379)
Start-up/organization expenses	1,622,610	962,297
Total deferred tax assets	2,084,492	961,918
Valuation allowance	$ (2,084,492)	$ (961,918)